Supplemental Cash Flow information	12 Months Ended
Dec. 31, 2020
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Supplemental Cash Flow information
37    Supplemental cash flow information

37.1	Payments made during the year and transactions not affecting cash and cash equivalents

	12.31.2020	12.31.2019	12.31.2018
Payments made during the period:
Income tax and social contribution	86.9	42.3	23.3
Interest	173.2	188.1	212.7

Non-cash financing and investing transactions
Acquisition of inventories through assumption of financing	14.1	—	—
Property, plant and equipment, transfer to pool parts inventory	—	—	(29.5)
Write off on Property, plant and equipment by transfer to pool parts inventory	(18.2)	(21.6)	—
Property, plant and equipment, transfer for providing for the sale of inventory	(38.4)	(38.5)	(112.7)
Non-controlling purchase options	22.2	—	—